Note 13 - Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Quarterly Financial Information [Text Block]
13 .	Selected Quarterly Financial Data (unaudited)

A summary of selected quarterly financial data for 2014 and 2013 is as follows:

	2014 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$157,340	$180,441	$322,086	$223,089
Net loss	(615,918)	(679,537)	(514,515)	(923,585)
Net loss per share	(0.02)	(0.03)	(0.02)	(0.03)

	2013 Quarter Ended
	March 31	June 30	September 30	December 31
Revenue from grants	$797,040	$441,561	$1,004,211	$174,738
Net loss	(696,797)	(526,284)	(190,148)	(871,714)
Net loss per share	(0.03)	(0.02)	(0.01)	(0.04)